Net Loss Per Share Attributible to Ordinary Sharholders	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

NOTE 14:- NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31
	2022	2021	2020
Basic
Numerator:
Net loss	$(40,494)	$(58,092)	$(15,625)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	63,489,983	22,027,292	9,205,169
Loss per share attributable to ordinary shareholders, basic	$(0.64)	$(2.64)	$(1.70)

Diluted
Numerator:
Adjusted Net loss*	$(48,919)	$(58,092)	$(15,625)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	60,960,641	22,027,292	9,205,169
Loss per share attributable to ordinary shareholders, diluted*	$(0.80)	$(2.64)	$(1.70)

*	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for 2022

December 31, 2022

Net loss	(40,494)
Revaluation of warrants	(8,425)

Adjusted Net loss	(48,919)

The potential Ordinary Shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2022, 2021 and 2020 because including them would have been anti-dilutive are as follows:

	Year ended December 31
	2022	2021	2020

Convertible preferred shares	-	26,499,069	33,729,498
Outstanding share options	8,650,298	1,362,786	1,656,585

Total	8,650,298	27,861,855	35,386,083